Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
11. Commitments and Contingencies
Product Development Agreement
In February 2013, Scilex Pharma became a party to a product development agreement (as amended, the “Product Development Agreement”) with Itochu and Oishi Koseido Co., Ltd. (“Oishi,” and together with Itochu, the “Developers”), pursuant to which the Developers will manufacture and supply lidocaine tape products, including

ZTlido and
SP-103
(the “Products”), for Scilex Pharma. The Developers initially developed and have intellectual property rights relating to the Products. Pursuant to the Product Development Agreement, Scilex Pharma acquired an exclusive right to develop and commercialize the Products worldwide except for Japan. The Developers are responsible for sourcing and supplying lidocaine for development and commercialization purposes.
Pursuant to the Product Development Agreement, Scilex Pharma is required to make aggregate royalty payments between 25% and 35% to the Developers based on net profits. For the nine months ended September 30, 2023, Scilex Pharma made royalty payments in the amount of $5.3 million. As of September 30, 2023 and December 31, 2022, Scilex Pharma had ending balances of accrued royalty payables of $3.0 million and $2.2 million, respectively. Total royalty expense recorded within cost of revenue was $1.8 million and $2.1 million for the three months ended September 30, 2023 and 2022, respectively, and $6.1 million and $2.3 million for the nine months ended September 30, 2023 and 2022, respectively. Net profits are defined as net sales, less cost of goods and marketing expenses. Net sales are defined as total gross sales of any Product, less all applicable deductions, to the extent accrued, paid or allowed in the ordinary course of business with respect to the sale of such Product, and to the extent that they are in accordance with GAAP. If Scilex Pharma were to sublicense the licensed technologies, the Developers will receive the same proportion of any sublicensing fees received therefrom. The Product Development Agreement will continue in full force and effect until October 2, 2028, the date that is ten years from the date of the first commercial sale of ZTlido. The Product Development Agreement will renew automatically for subsequent successive one-year
renewal periods unless Scilex Pharma or the Developers terminate it upon
6-month
written notice.
On February 16, 2017, Scilex Pharma entered into a Commercial Supply Agreement (as amended, the “Supply Agreement”) with the two Developers to provide commercial supply of ZTlido and
SP-103
to Scilex Pharma. The Supply Agreement contains standard terms regarding term, termination, payment, product quality and supply. In addition, the agreement provides additional terms regarding the calculation and amount of marketing expenses that may be deducted from net sales for purposes of determining the amount of net profit under the Product Development Agreement.
Litigation
In the normal course of business, the Company may be named as a defendant in one or more lawsuits. Other than the following three lawsuits, the Company is not a party to any outstanding material litigation and management is not aware of any legal proceedings that, individually or in the aggregate, are deemed to be material to the Company’s financial condition or results of operations.
From time to time the Company may become involved in various legal proceedings, including those that may arise in the ordinary course of business.
Sanofi-Aventis U.S. LLC and Hisamitsu America, Inc. Litigation
On February 23, 2021, the Company filed an action in the U.S. District Court for the Northern District of California against Sanofi-Aventis U.S. LLC and Hisamitsu America, Inc., two manufacturers of over-the-counter
(“OTC”) lidocaine patch products, alleging, among other things, false and deceptive advertising and unfair competition under the Lanham Act and California state laws by those companies regarding their respective OTC patch products (the “Sanofi-Aventis & Hisamitsu Litigation”). This lawsuit seeks, among other relief, damages and an injunction enjoining the defendants from continuing to make false or misleading statements of fact about their respective OTC lidocaine patch products. The defendants have filed motions to dismiss, which have narrowed slightly the Company’s claims, but which motions the court has largely rejected. Discovery is proceeding. The case is currently scheduled for trial to begin on June 3, 2024. The Company cannot make any predictions about the outcome in this matter or the timing thereof.

Former Employee Litigation
On March 12, 2021, the Company filed an action in the Delaware Court of Chancery against Anthony Mack, former President of Scilex Pharma, and Virpax Pharmaceuticals, Inc. (“Virpax”), a company now headed by Mr. Mack, alleging, among other things, breach by Mr. Mack of his non-compete
agreement with the Company, breach of fiduciary duty, and tortious interference by Virpax with that non-compete
agreement (the “Former Employee Litigation”). This lawsuit seeks, among other relief, damages and an injunction enjoining Mr. Mack from further violating his non-compete
agreement and enjoining Virpax from tortiously interfering with Mr. Mack’s non-compete
agreement. The case was tried from September 12, 2022 to September 14, 2022. Post-trial briefing and closing arguments have been concluded and the case is under submission to the Court. The Company cannot make any predictions about the outcome in this matter or the timing thereof.
ZTlido Patent Litigation
On June 22, 2022, the Company filed a complaint against Aveva Drug Delivery Systems, Inc., Apotex Corp., and Apotex, Inc. (together, “Apotex”) in the U.S. District Court for the Southern District of Florida (the “ZTlido Patent Litigation”) alleging infringement of certain Orange Book listed patents covering ZTlido (the “ZTlido Patents”). The ZTlido Patent Litigation was initiated following the submission by Apotex, in accordance with the procedures set out in the Hatch-Waxman Act, of an abbreviated new drug application (“ANDA”). Apotex’s ANDA seeks approval to market a generic version of ZTlido prior to the expiration of the ZTlido Patents and alleges that the ZTlido Patents are invalid, unenforceable, and/or not infringed. The Company is seeking, among other relief, an order that the effective date of any FDA approval of Apotex’s ANDA be no earlier than the expiration of the asserted patents listed in the Orange Book, the latest of which expires on May 10, 2031, and such further and other relief as the court may deem appropriate. Apotex is subject to a
30-month
stay preventing it from selling a generic version of ZTlido during that time. The stay should expire no earlier than November 11, 2024. Trial in the ZTlido Patent Litigation has been scheduled for June 3, 2024. The Company cannot make any predictions about the final outcome of this matter or the timing thereof.
Gloperba Patent Litigation
On November 6, 2023, Takeda Pharmaceuticals U.S.A., Inc. (“Takeda”) filed a complaint against the Company in the U.S. District Court for the District of Delaware (the “Gloperba Patent Litigation”) alleging that the Company’s filing with the FDA of an application for approval of a proposed revision to the product label for its Gloperba product infringed certain Orange Book listed patents covering Takeda’s colchicine product, Colcrys
®
(the “Colcrys Patents”). Takeda is seeking an order that the effective date of any FDA approval of the Company’s labeling revision be no earlier than the expiration date of the asserted patents listed in the Orange Book, and such further and other relief as the court may deem appropriate. The filing of the complaint subjects the Company to a
30-month
stay, preventing it from selling Gloperba under a revised label (but not from selling Gloperba under its current label) during that time. The stay could last as long as until May 6, 2026, unless the litigation is resolved before that time. The Company cannot make any predictions about the final outcome of this matter or the timing thereof.
Operating Leases
The Company leases administrative and research and development facilities under various non-cancelable
lease agreements. Facility leases generally provide for periodic rent increases and may include options to extend. As of September 30, 2023, the Company’s leases have remaining lease terms of approximately 0.9 to 4.0 years. The terms of the Company’s leases, ranging from 3 to 5 years, include extension options that were not reasonably certain to be exercised. Many of the Company’s leases are subject to variable lease payments. Variable lease payments are recognized in the period in which the obligations for those payments are incurred, are not included in the measurement of the right-of-use
(“ROU”) assets or lease liabilities, and are immaterial. Additionally, the Company subleases certain properties to third parties. Sublease income is recognized on a straight-line basis and is immaterial.

As the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The Company calculates the associated lease liability and corresponding ROU asset upon lease commencement using a discount rate based on a credit-adjusted secured borrowing rate commensurate with the term of the lease. As of September 30, 2023, the Company has no finance leases.
In April 2023, the Company modified the lease term for its principal executive offices located in Palo Alto, California. The modification extended the lease term for an additional three years, with the lease term expiring in September 2027. As a result of the modification, the Company recognized additional ROU assets and corresponding lease liabilities of $2.5 million.
The lease expense was $0.3 million and nil for the three months ended September 30, 2023 and 2022, respectively, and $0.8 million and $0.3 million for the nine months ended September 30, 2023 and 2022, respectively. The lease expense included variable lease costs, sublease income and impairment, which were immaterial for the periods presented.
Supplemental quantitative information related to leases includes the following:

	Nine Months Ended September 30,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases (in thousands)	$(744)	$(531)
Weighted average remaining lease term in years — operating leases	3.9	2.0
Weighted average discount rate — operating leases	11.1%	11.8%
Approximate future minimum lease payments under operating leases were as follows (in thousands):

Amount
2023 (Remainder of 2023)	$277
2024	1,042
2025	916
2026	944
2027	724

Total lease payments	3,903
Less imputed interest	(714)

Total lease liabilities	3,189
Less current portion of lease liability	787

Lease liability, net of current portion	$2,402

10. Commitments and Contingencies
Product Development Agreement
In February 2013, Scilex Pharma became a party to a product development agreement (as amended, the “Product Development Agreement”) with two parties (the “Developers”), one of which is ITOCHU CHEMICAL FRONTIER Corporation (“Itochu”), pursuant to which the Developers will manufacture and supply lidocaine tape products, including ZTlido and
SP-103
(the “Products”), for Scilex Pharma. The Developers initially developed, and have intellectual property rights relating to, the Products. Pursuant to the Product Development

Agreement, Scilex Pharma acquired an exclusive right to develop and commercialize the Products worldwide except for Japan. The Developers are responsible for sourcing and supplying lidocaine for development and commercialization purposes.
Pursuant to the Product Development Agreement, Scilex Pharma is required to make aggregate royalty payments between 25% and 35% to the Developers based on net profits. During the year ended December 31, 2022, Scilex Pharma made royalty payments in the amount of $2.3 million. As of December 31, 2022, Scilex Pharma had ending balances of accrued royalty payables of $2.2 million. Net profits are defined as net sales, less cost of goods and marketing expenses. Net sales are defined as total gross sales of any Product, less all applicable deductions, to the extent accrued, paid or allowed in the ordinary course of business with respect to the sale of such Product, and to the extent that they are in accordance with U.S. GAAP. If Scilex Pharma were to sublicense the licensed technologies, the Developers will receive the same proportion of any sublicensing fees received therefrom. The Product Development Agreement will continue in full force and effect until October 2, 2028, the date that is ten years from the date of the first commercial sale of ZTlido. The Product Development Agreement will renew automatically for subsequent successive one-year
renewal periods unless Scilex Pharma or the Developers terminate it upon
6-month
written notice.
On February 16, 2017, Scilex Pharma entered into a Commercial Supply Agreement (as amended, the “Supply Agreement”) with the two Developers to provide commercial supply of ZTlido and
SP-103
to Scilex Pharma. The Supply Agreement contains standard terms regarding term, termination, payment, product quality and supply. In addition, the agreement provides additional terms regarding the calculation and amount of marketing expenses that may be deducted from net sales for purposes of determining the amount of net profit under the Product Development Agreement.
Exclusive Distribution Agreement
In August 2015, Scilex Pharma entered into an Exclusive Distribution Agreement (the “Distribution Agreement”) to appoint an exclusive third-party logistics distribution provider (the “Distributor”) and as an authorized distributor of record of ZTlido in the United States, its territories, possessions and commonwealths for an agreed schedule of fees, subject to a 3% annual adjustment. The Distribution Agreement has an initial term of three years following the first shipment of
FDA-approved
Product to a commercial customer and shall automatically renew for additional terms of one year each, unless written notice of termination is given by either party at least 30 days prior to the end of the initial term or any renewal term. In the event of Product recalls, Scilex Pharma is solely responsible for all Product recalls, except in the event where the recalls arise from the Distributor’s negligence or willful misconduct. Pursuant to the Distribution Agreement, Scilex Pharma will be responsible for delivery of Product to and from the Distributor’s facility, including all costs, expenses and risk of loss associated with such delivery. From late 2018 to early 2022, ZTlido was sold, and title was transferred, to the Distributor for distribution and sale to wholesalers for a fee of between 1% to 2% which was recorded as a gross-to-net
sales adjustment. As the Company continues to expand the commercialization of ZTlido, it has expanded its direct distribution network to national and regional distributors and pharmacies since the beginning of April 2022. The Company currently holds all necessary wholesaler licenses and commenced selling directly to the main distributor customers as well as pharmacies in April 2022.
Sales Operations Services
In January 2016, Scilex Pharma entered into a project agreement with a vendor to provide sales operations services and detailing services, which was subsequently superseded by a new project agreement entered into in September 2018 (the “Project Agreement”). In connection with the detailing services, the Project Agreement provides that the vendor will provide Scilex Pharma with full-time sales representatives who shall detail the Product by making calls pursuant to a call plan on targets. These sales representatives are to be managed by field talent managers and a national project director, each of whom will also be provided by the vendor. In connection with the sales operation services, the vendor will provide certain services required for the initial implementation and ongoing operation of the sales force.

On July 1, 2020, Scilex Pharma and the vendor entered into a work order in which the parties agreed to convert substantially all of the sales representatives allocated under the Project Agreement to become employees of Scilex Pharma. The vendor continued to provide sales operations services, fleet management services and sample accountability services. The work order was in effect until
June 30, 2022
and was
extended for one year upon the mutual agreement of both parties. Either party may terminate the work order with 90 days’ notice
. Scilex Pharma paid an implementation fee of $
59.0
 thousand and will pay fixed monthly fees of $
63.7
 thousand to $
65.8
 thousand for ongoing services.
The Company recognized an expense of $0.9 million, $1.9 million, and $10.5 million within selling, general and administrative expenses for services performed for the years ended December 31, 2022, 2021, and 2020, respectively, including implementation fees, fixed monthly fees and pass-through costs.
Litigation
In the normal course of business, the Company may be named as a defendant in one or more lawsuits. Other than the following three lawsuits, the Company is not a party to any outstanding material litigation and management is not aware of any legal proceedings that, individually or in the aggregate, are deemed to be material to the Company’s financial condition or results of operations.
From time to time the Company may become involved in various legal proceedings, including those that may arise in the ordinary course of business.
Sanofi-Aventis U.S. LLC and Hisamitsu America, Inc. Litigation
On February 23, 2021, the Company filed an action in the U.S. District Court for the Northern District of California against Sanofi-Aventis U.S. LLC and Hisamitsu America, Inc., two manufacturers of OTC lidocaine patch products, alleging, among other things, false and deceptive advertising and unfair competition under the Lanham Act and California state laws by those companies regarding their respective OTC patch products (the “Sanofi-Aventis & Hisamitsu Litigation”). This lawsuit seeks, among other relief, damages and an injunction enjoining the defendants from continuing to make false or misleading statements of fact about their respective OTC lidocaine patch products. The defendants have filed motions to dismiss, which have narrowed slightly the Company’s claims, but which motions the court has largely rejected. Discovery is proceeding. The case is currently scheduled for trial to begin in December 2023. The Company cannot make any predictions about the outcome in this matter or the timing thereof.
Former Employee Litigation
On March 12, 2021, the Company filed an action in the Delaware Court of Chancery against Anthony Mack, former President of Scilex Pharma, and Virpax Pharmaceuticals, Inc. (“Virpax”), a company now headed by Mr. Mack, alleging, among other things, breach by Mr. Mack of his non-compete
agreement with the Company, breach of fiduciary duty, and tortious interference by Virpax with that non-compete
agreement (the “Former Employee Litigation”). This lawsuit seeks, among other relief, damages and an injunction enjoining Mr. Mack from further violating his non-compete
agreement and enjoining Virpax from tortiously interfering with Mr. Mack’s non-compete
agreement. The case was tried from September 12, 2022 to September 14, 2022. Post-trial briefing and closing arguments have been concluded and the case is under submission to the Court. The Company cannot make any predictions about the outcome in this matter or the timing thereof.
ZTlido Patent Litigation
On June 22, 2022, the Company filed a complaint against Aveva Drug Delivery Systems, Inc., Apotex Corp., and Apotex, Inc. (together, “Apotex”) in the U.S. District Court for the Southern District of Florida (the “ZTlido Patent Litigation”) alleging infringement of certain Orange Book listed patents covering ZTlido (the “ZTlido

Patents”). The ZTlido Patent Litigation was initiated following the submission by Apotex, in accordance with the procedures set out in the Hatch-Waxman Act, of an ANDA. Apotex’s ANDA seeks approval to market a generic version of ZTlido prior to the expiration of the ZTlido Patents and alleges that the ZTlido Patents are invalid, unenforceable, and/or not infringed. The Company is seeking, among other relief, an order that the effective date of any FDA approval of Apotex’s ANDA be no earlier than the expiration of the asserted patents listed in the Orange Book, the latest of which expires on May 10, 2031, and such further and other relief as the court may deem appropriate. Apotex is subject to a
30-month
stay preventing it from selling a generic version of ZTlido during that time. The stay should expire no earlier than November 11, 2024. Trial in the ZTlido Patent Litigation has not yet been scheduled. The Company cannot make any predictions about the final outcome of this matter or the timing thereof.
Operating Leases
The Company leases administrative and research and development facilities under various non-cancelable
lease agreements. Facility leases generally provide for periodic rent increases and may include options to extend. As of December 31, 2022, the Company’s leases have remaining lease terms of approximately 1.6 to 1.9 years. The term of the Company’s leases does not include extension options that were not reasonably certain to be exercised from its lease terms, ranging from 3 to 5 years. Many of the Company’s leases are subject to variable lease payments. Variable lease payments are recognized in the period in which the obligation for those payments are incurred, are not included in the measurement of the right-of-use
assets or lease liabilities and are immaterial. Additionally, the Company subleases certain properties to third parties. Sublease income is recognized on a straight-line basis and is immaterial.
As the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The Company calculates the associated lease liability and corresponding right-of-use
asset upon lease commencement using a discount rate based on a credit-adjusted secured borrowing rate commensurate with the term of the lease. As of December 31, 2022, the Company has no finance leases.
The components of lease expense were as follows (in thousands):

	Year Ended December 31,
	2022	2021	2020
Operating lease cost*	$469	$623	$904

*	Inclusive of variable lease costs, sublease income, and impairment, which were immaterial for the periods presented.
Supplemental quantitative information related to leases includes the following:

	Year Ended December 31,
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(746)	$(654)
ROU assets obtained in exchange for new operating lease liabilities	$320	$—
Weighted average remaining lease term in years—operating leases	1.8	2.8
Weighted average discount rate—operating leases	11.8%	12.2%
In June 2022, the Company entered into a new
non-cancelable
lease agreement for an administrative facility in Palo Alto. The lease includes annual rent increases and the option to extend. The term of the new lease is
26
months and the Company does not expect to exercise the extension option at the end of the lease.

Approximate future minimum lease payments under operating leases were as follows (in thousands):

Year Ended December 31,	Amount
2023	$872
2024	703
2025	—
2026	—
2027	—

Total lease payments	1,575
Less imputed interest	(165)

Total lease liabilities	1,410
Less current portion of lease liability	745

Lease liability, net of current portion	$665